Nature of business (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lucid Psycheceuticals Inc. [Member]
Statement [Line Items]
Country	Canada
Ownership percentage	100.00%	100.00%	100.00%
Prismic Pharmaceuticals Inc. [Member]
Statement [Line Items]
Country	USA
Ownership percentage	100.00%	100.00%	100.00%
FV Pharma Inc.
Statement [Line Items]
Country	Canada
Ownership percentage	100.00%	100.00%	100.00%
FSD Strategic Investments Inc.
Statement [Line Items]
Country	Canada
Ownership percentage	100.00%	100.00%	0.00%
FSD Pharma Australia Pty Ltd [Member]
Statement [Line Items]
Country	Australia
Ownership percentage	100.00%	100.00%	0.00%
Celly Nutrition Corp.
Statement [Line Items]
Country	Canada
Ownership percentage	26.15%	0.00%	0.00%
FSD Biosciences Inc. [Member]
Statement [Line Items]
Country	USA
Ownership percentage	100.00%	100.00%	100.00%